Accounting Policies, by Policy (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation – The accompanying condensed consolidated financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and, in the opinion of management, include all adjustments (consisting of normal, recurring adjustments, unless otherwise disclosed) necessary for a fair statement of the condensed consolidated results of operations, financial position, cash flows and changes in stockholders’ equity (deficit) for each period presented. All intercompany balances and transactions have been eliminated in preparation of these condensed consolidated financial statements. The consolidated results for the interim periods are not necessarily indicative of results to be expected for the full year. The 2022 year-end condensed consolidated balance sheet was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States (“GAAP”). These financial statements should be read in conjunction with Nauticus Robotics Inc. Form 10-K for the year ended December 31, 2022.

Basis of Presentation — The accompanying audited consolidated financial statements have been prepared in accordance with GAAP, under the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) except the shares and corresponding equity amounts and loss per share related to Nauticus’ Common Stock prior to the Business Combination have been retroactively restated to reflect the post-combination Common Stock capital structure.

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the (i) estimates of future costs to complete customer contracts recognized over time, (ii) valuation allowances for deferred income tax assets, (iii) valuation of stock-based compensation awards and (iv) the valuation of conversion options, warrants and earnouts. Actual results could differ from those estimates.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the (i) estimates of future costs to complete customer contracts recognized over time, (ii) valuation allowances for deferred income tax assets, (iii) valuation of stock-based compensation awards and (iv) the valuation of conversion options, warrants and earnouts. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents – The Company classifies all highly-liquid instruments with an original maturity of three months or less as cash equivalents. The Company maintains cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits of $250,000. Historically, the Company has not experienced any losses in such accounts.

Cash and Cash Equivalents — The Company classifies all highly-liquid instruments with an original maturity of three months or less as cash equivalents. The Company maintains cash and cash equivalents in bank deposit accounts, which at times may exceed federally insured limits of $250,000. Historically, the Company has not experienced any losses in such accounts. There were no cash equivalents at December 31, 2022 and 2021, respectively

Short-term Investments

Short-term Investments – Short-term investments on December 31, 2022 include an investment in a US Treasury Bill maturing March 14, 2023. The original maturity for this investment was more than three months and any change in the investment is recognized in the statement of operations. On March 14, 2023 the Company received proceeds of $4,959,263 at maturity and was recognized in statement of cash flows under investing activities.

Short-term Investments — Short-term investments on December 31, 2022 include an investment in a US Treasury Bill maturing March 14, 2023. The original maturity for this investment was more than 3 months and any change in the investment is recognized in the statement of operations.

Common Stock Warrants

Common Stock Warrants – We account for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. This assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability or requirements for equity classification, including whether the warrants are indexed to the Company’s Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

We have determined that the Private Warrants and Public Warrants should be accounted for as liabilities. The Private Warrants and Public Warrants were initially recorded at their estimated fair value on the Closing Date and are then revalued at each reporting date thereafter, with changes in the fair value reported in the condensed consolidated statements of operations. Derivative warrant liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model (a Level 3 measurement). The Public Warrants are valued using their publicly-traded price at each measurement date (a Level 1 measurement).

We have determined that the SPA Warrants should be accounted for as liabilities. The SPA Warrants were initially recorded at their estimated fair value on the Closing Date and are then revalued at each reporting date thereafter, with changes in the fair value reported in the consolidated statements of operations. Derivative warrant liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. At the Closing Date, the SPA Warrants fair value upon issuance was estimated using a Monte Carlo valuation model (a Level 3 measurement).

Earnout Shares

Earnout Shares – Earnout Shares, issuable to former holders of Nauticus Robotics Holdings, Inc.’s Common Stock, are held in escrow. The Earnout Shares will be released upon occurrence of a Triggering Event within five years of the Closing Date. The Earnout Shares are considered legally issued and outstanding shares of Common Stock subject to restrictions on transfer and potential forfeiture pending the achievement of the earnout targets. The Company evaluated the Earnout Shares and concluded that they meet the criteria for equity classification. The Earnout Shares were classified in stockholders’ equity, recognized at fair value upon the closing of the Business Combination and will not be subsequently remeasured. Their estimated fair value upon issuance is determined using a Monte Carlo valuation model (a Level 3 measurement).

Income Taxes

Income Taxes – Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax asset (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. A valuation allowance for deferred tax assets is recorded when it is more likely than not that the benefit from the deferred tax asset will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company had no material uncertain tax positions as of March 31, 2023 and December 31, 2022.

Income Taxes — Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax asset (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. A valuation allowance for deferred tax assets is recorded when it is more likely than not that the benefit from the deferred tax asset will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company had no material uncertain tax positions as of December 31, 2022 or 2021.

The Company is subject to the Texas margin tax and margin tax expense was $9,705 and $0 for the years ended December 31, 2022 and 2021, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – In September 2022, the FASB issued ASU 2022-04, Liabilities – Supplier Finance Programs (Subtopic 405-60): Disclosure of Supplier Finance Program Obligations, which requires companies to disclose the use and impact of such programs on a company’s working capital, liquidity, and cash flow.  We adopted this standard on January 1, 2023.  We do not utilize Supplier Finance Programs and therefore no further disclosure is required.

In June 2016, the FASB issued ASU No. 2016-13, an amendment to ASC 326, Financial Instruments - Credit Losses, which changes the impairment model for certain financial assets that have a contractual right to receive cash, including trade and loan receivables. The new model requires recognition based upon an estimation of expected credit losses rather than recognition of losses when it is probable that they have been incurred. An entity will apply the amendment through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company has adopted this standard as of January 1, 2023 and there was no impact on its financial position, results of operations and cash flows upon adoption.

In March 2022, the FASB issued ASU No. 2022-02, an amendment to ASC 326, Financial Instruments-Credit Losses, which eliminates the accounting guidance for creditors in troubled debt restructuring. It also aligns conflicting disclosure requirement guidance in ASC 326 by requiring disclosure of current-period gross write-offs by year of origination. The amendment also adds new disclosures for creditors with loan refinancing and restructuring for borrowers experiencing financial difficulty. The Company has adopted this standard as of January 1, 2023 and there was no impact on its financial position, results of operations and cash flows upon adoption.

There are no other new accounting pronouncements that are expected to have a material impact on our condensed consolidated financial statements.

Recent Accounting Pronouncements — In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses, which replaces the existing incurred loss impairment model with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. We adopted this standard on January 1, 2022. There was no impact from the adoption of this standard on our consolidated financial statements.

There are no other new accounting pronouncements that are expected to have a material impact on our consolidated financial statements.

Principles of Consolidations

Principles of Consolidations — These audited consolidated financial statements reflect the financial condition, results of operations, cash flows and changes in stockholders’ equity (deficit) of Nauticus Robotics Holdings Inc. for periods until September 9, 2022, the Closing Date of the Business Combination, and the consolidated results of operations, cash flows and changes in stockholders’ equity (deficit) of Nauticus Robotics, Inc. and its consolidated subsidiary, Nauticus Robotics Holdings Inc. for the period from September 10, 2022 through December 31, 2022. All significant intercompany transactions have been eliminated in consolidation.

Restricted Certificate of Deposit	Restricted Certificate of Deposit — The restricted certificate of deposit on March 31, 2023 and 2022 is held with a bank and is used as a guarantee against corporate credit cards.		Restricted Certificate of Deposit — The restricted certificate of deposit on December 31, 2022 and 2021 is held with a bank and is used as a guarantee against corporate credit cards.
Accounts Receivable

Accounts Receivable — Trade credit is generally extended on a short-term basis in the normal course of business. If necessary, the Company establishes an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be collected which is based on an analysis of specific customers, taking into consideration the age of past due accounts and an assessment of the customer’s ability to pay. Accounts receivable outstanding longer than contractual terms, generally up to 90 days, are considered past due. Accounts deemed uncollectible are applied against the allowance for doubtful accounts.

Property and Equipment

Property and Equipment — Property and equipment is recorded at cost and depreciated using the straight-line method. Expenditures which extend the useful lives of existing property and equipment are capitalized. Those costs which do not extend the useful lives are expensed as incurred. Upon disposition, the cost and accumulated depreciation are removed and any gain or loss on the disposal is reflected in the statements of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The Company reviews long-lived assets for potential impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In this assessment, future pre-tax cash flows (undiscounted) resulting from the use of the asset and its eventual disposal are estimated. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss is recognized for the difference between its carrying value and estimated fair value. There were no impairments for December 31, 2022 and 2021, respectively.

Segment Reporting

Segment Reporting — Our operations represent a single segment because each revenue stream possesses similar production methods, distribution methods, and customer quality and consumption characteristics, resulting in similar long-term expected financial performance.

Revenue

Revenue – Our primary sources of revenue are from providing technology, engineering services and products to the offshore industry and governmental entities. Revenue is generated pursuant to contractual arrangements to design and develop subsea robots and software and to provide related engineering, technical, and other services according to the specifications of the customers. These contracts can be service sales (cost plus fixed fee or firm fixed price) or product sales and typically have terms of up to 18 months. The Company has no product sales for the three months ended March 31 2023 and 2022, respectively, as its core products are still under development.

A performance obligation is a promise in a contract to transfer distinct goods or services to a customer. For all contracts, we assess if there are multiple promises that should be accounted for as separate performance obligations or combined into a single performance obligation. We generally separate multiple promises in a contract as separate performance obligations if those promises are distinct, both individually and in the context of the contract. If multiple promises in a contract are highly interrelated or require significant integration or customization within a group, they are combined and accounted for as a single performance obligation.

Our performance obligations under service agreements generally are satisfied over time as the service is provided. Revenue under these contracts is recognized over time using an input measure of progress (typically costs incurred to date relative to total estimated costs at completion). This requires management to make significant estimates and assumptions to estimate contract sales and costs associated with its contracts with customers. At the outset of a long-term contract, the Company identifies risks to the achievement of the technical, schedule and cost aspects of the contract. Throughout the contract term, on at least a quarterly basis, we monitor and assess the effects of those risks on its estimates of sales and total costs to complete the contract. Changes in these estimates could have a material effect on our results of operations.

Firm-fixed price contracts present the risk of unreimbursed cost overruns, potentially resulting in lower-than-expected contract profits and margins. This risk is generally lower for cost plus fixed fee contracts which, as a result, generally have a lower margin.

Performance obligations for product sales are typically satisfied at a point in time. This occurs when control of the products is transferred to the customer, which generally is when title and risk of loss have passed to the customer.

Revenue — Our primary sources of revenue are from providing technology and engineering services and products to the offshore industry and governmental entities. Revenue is generated pursuant to contractual arrangements to design and develop subsea robots and software and to provide related engineering, technical, and other services according to the specifications of the customers. These contracts can be service sales (cost plus fixed fee or firm fixed price) or product sales and typically have terms of up to 18 months. The Company has no product sales in 2022 as its core products are still under development.

A performance obligation is a promise in a contract to transfer distinct goods or services to a customer. For all contracts, we assess if there are multiple promises that should be accounted for as separate performance obligations or combined into a single performance obligation. We generally separate multiple promises in a contract as separate performance obligations if those promises are distinct, both individually and in the context of the contract. If multiple promises in a contract are highly interrelated or require significant integration or customization within a group, they are combined and accounted for as a single performance obligation.

Our performance obligations under service agreements generally are satisfied over time as the service is provided. Revenue under these contracts is recognized over time using an input measure of progress (typically costs incurred to date relative to total estimated costs at completion). This requires management to make significant estimates and assumptions to estimate contract sales and costs associated with its contracts with customers. At the outset of a long-term contract, the Company identifies risks to the achievement of the technical, schedule and cost aspects of the contract. Throughout the contract term, on at least a quarterly basis, we monitor and assess the effects of those risks on its estimates of sales and total costs to complete the contract. Changes in these estimates could have a material effect on our results of operations.

Firm-fixed price contracts present the risk of unreimbursed cost overruns, potentially resulting in lower-than-expected contract profits and margins. This risk is generally lower for cost plus fixed fee contracts which, as a result, generally have a lower margin.

Performance obligations for product sales are typically satisfied at a point in time. This occurs when control of the products is transferred to the customer, which generally is when title and risk of loss have passed to the customer.

Inventories

Inventories – Inventories include raw materials and work in progress used in the construction and installation of a portfolio of ocean robotics systems technology products that include the Aquanaut and Olympic Arm. Raw materials consist of composite marine structures, commercial off-the-shelf or COTS, batteries, and hardware and electrical components. Work in progress inventories consist of raw materials and labor for construction of projects. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method. The Company periodically reviews inventories for specifically identifiable items that are unusable or obsolete based on assumptions about future demand and market conditions. Based on this evaluation, we make provisions for unusable and obsolete inventories in order to write inventories down to their net realizable value.

Inventories consisted of the following:

	March 31, 2023	December 31, 2022
Raw material and supplies	$1,302,500	$1,499,030
Work in progress	9,711,069	5,167,882
Finished goods	-	-
Total inventories	$11,013,569	$6,666,912

Inventories — Inventories include raw materials and work in process used in the construction and installation of a portfolio of ocean robotics systems technology products that include the Aquanaut and Olympic Arm. Raw materials consist of composite marine structures, commercial off-the-shelf or COTS, batteries, and hardware and electrical components. Work in progress inventories consist of raw materials and labor for construction of projects. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method. The Company periodically reviews inventories for specifically identifiable items that are unusable or obsolete based on assumptions about future demand and market conditions. Based on this evaluation, we make provisions for unusable and obsolete inventories in order to write inventories down to their net realizable value.

Inventories consisted of the following:

	December 31, 2022	December 31, 2021
Raw material and supplies	$1,499,030	$—
Work in progress	5,167,882	—
Finished goods	—	—
Total inventories	$6,666,912	$—

Leases

Leases – The Company’s lease arrangements are operating leases which are capitalized on the balance sheet as right-of-use (“ROU”) assets and obligations. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. These are recognized at the lease commencement date based on the present value of payments over the lease term. If leases do not provide for an implicit rate, we use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term as the lease payments. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Leases — The Company’s lease arrangements are operating leases which are capitalized on the balance sheet as right-of-use (“ROU”) assets and obligations. Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. These are recognized at the lease commencement date based on the present value of payments over the lease term. If leases do not provide for an implicit rate, we use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term as the lease payments. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Stock-Based Compensation

Stock-Based Compensation – The Company accounts for employee stock-based compensation using the fair value method. Compensation cost for equity incentive awards is based on the fair value of the equity instrument generally on the date of grant and is recognized over the requisite service period. The Company’s policy is to issue new shares upon the exercise or conversion of options and recognize option forfeitures as they occur.

Stock-Based Compensation — The Company accounts for employee stock-based compensation using the fair value method. Compensation cost for equity incentive awards is based on the fair value of the equity instrument generally on the date of grant and is recognized over the requisite service period. The Company’s policy is to issue new shares upon the exercise or conversion of options and recognize option forfeitures as they occur.

Foreign Currency Gains and Losses

Foreign Currency Gains and Losses – Nauticus purchases certain materials and equipment from foreign companies and these transactions are generally denominated in the vendors’ local currency. The Company recorded a foreign currency gain of $9,884 for the three months ended March 31, 2023 and a foreign currency loss of $9,848 for the three months ended March 31, 2022 that are included in other income/expense, net.

Foreign Currency Translation — Nauticus purchases certain materials and equipment from foreign companies and these transactions are generally denominated in the vendors’ local currency. The Company recorded $261,000 and $470 of foreign currency transaction gains for the years ended December 31, 2022 and 2021, respectively that are included in other income, net.

Common Stock Warrants

Common Stock Warrants — We account for common stock warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. This assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability or requirements for equity classification, including whether the warrants are indexed to the Company’s Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

We have determined that the Private Warrants and Public Warrants should be accounted for as liabilities. The Private Warrants and Public Warrants were initially recorded at their estimated fair value on the Closing Date and are then revalued at each reporting date thereafter, with changes in the fair value reported in the consolidated statements of operations. Derivative warrant liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model (a Level 3 measurement). The Public Warrants are valued using their publicly traded price at each measurement date (a Level 1 measurement).

We have determined that the SPA Warrants (defined below) should be accounted for as liabilities. The SPA Warrants were initially recorded at their estimated fair value on the Closing Date and are then revalued at each reporting date thereafter, with changes in the fair value reported in the consolidated statements of operations. Derivative warrant liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. At the Closing Date, the SPA Warrants fair value upon issuance was estimated using a Monte Carlo valuation model (a Level 3 measurement).

Earnout Shares

Earnout Shares — Earnout shares, issuable to former holders of Nauticus Robotics Holdings, Inc.’s Common Stock, are held in escrow. The Earnout Shares will be released upon occurrence of a Triggering Event within five years of the Closing Date. The Earnout Shares are considered legally issued and outstanding shares of Common Stock subject to restrictions on transfer and potential forfeiture pending the achievement of the earnout targets. The Company evaluated the Earnout Shares and concluded that they meet the criteria for equity classification. The Earnout Shares were classified in stockholders’ equity, recognized at fair value upon the closing of the Business Combination and will not be subsequently remeasured. Their estimated fair value upon issuance is determined using a Monte Carlo valuation model (a Level 3 measurement).

Convertible Instruments

Convertible Instruments — In August 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, which meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions.

The amendments in ASU 2020-06 further revise the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share for convertible instruments using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted earnings per share when an instrument may be settled in cash or shares.

The Company elected to early adopt ASU 2020-06 as of January 1, 2021 using the modified retrospective method. Adoption of this new guidance had no impact on prior year retained earnings as we have stated the convertible debt instruments at their face value in prior period financial statements without bifurcation. Adoption of this guidance had no impact on Company financial statements at the date of adoption but is applicable to newly issued instruments.

Capitalized Interest

Capitalized Interest – The Company capitalizes interest costs incurred to work in progress during the related construction periods. Capitalized interest is charged to cost of revenue when the related completed project is delivered to the buyer. During the three months ended March 31, 2023 and 2022, the Company capitalized interest totaling $234,985 and $34,467, respectively, to work in progress attributable to inventories and property and equipment.

Major Customer and Concentration of Credit Risk – We have a limited number of customers. During the three months ended March 31, 2023, sales to two customers accounted for 99% of total revenue. The total balance due from these customers as of March 31, 2023 comprised 91% of accounts receivable. During the three months ended March 31, 2022, sales to two customers accounted for 99% of total revenue. The total balances due from these customers as of December 31, 2022, made up 82% of accounts receivable. No other customer represented more than 10% of our revenue. Loss of these customers could have a material adverse impact on the Company.

Capitalized Interest — The Company capitalizes interest costs incurred to work in process during the related construction periods. Capitalized interest is charged to cost of revenue when the related completed project is delivered to the buyer. During the year ended December 31, 2022, the Company capitalized interest totaling $804,000 to work in process attributable to inventories and property and equipment. No amounts of interest were capitalized during the year ended December 31, 2021.

Earnings (Loss) per Share

Earnings (Loss) per Share — Basic earnings per share is computed by dividing income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed in the same manner as basic earnings per share except that the denominator is increased to include the number of additional shares of common stock that could have been outstanding assuming the exercise of stock options and warrants (determined using the treasury stock method) and conversion of convertible debt. The Earnout Shares, which are subject to forfeiture if the achievement of certain stock price thresholds is not met, are not considered participating securities and are not included in the weighted-average shares outstanding for purposes of calculating loss per share.

Major Customer and Concentration of Credit Risk

Major Customer and Concentration of Credit Risk — We have a limited number of customers. During the year ended December 31, 2022, sales to two customers accounted for 95% of total revenue. The total balance due from these customers as of December 31, 2022 comprised 82% of accounts receivable. During the year ended December 31, 2021, sales to one customer accounted for 89% of total revenue. The total balances due from this customer as of December 31, 2021, made up 82% of accounts receivable. No other customer represented more than 10% of our revenue.

Other Current assets consist of the following:

	December 31, 2022	December 31, 2021
Prepaid material purchases	$2,454,298	$96,095
Other prepayments	199,323	110,326
Other	56,410	3,804
Total other current assets	$2,710,031	$210,225

Accrued liabilities consist of the following:

	December 31, 2022	December 31, 2021
Accrued compensation	$1,501,736	$349,255
Accrued professional fees	794,021	—
Accrued insurance	590,936	61,752
Accrued interest	—	703,544
Advance customer payments	—	373,791
Other accrued expenses	256,284	88,091
Total accrued expenses	$3,142,977	$1,576,433

Accrued liabilities consist of the following

Accrued liabilities consist of the following:

	December 31, 2022	December 31, 2021
Accrued compensation	$1,501,736	$349,255
Accrued professional fees	794,021	—
Accrued insurance	590,936	61,752
Accrued interest	—	703,544
Advance customer payments	—	373,791
Other accrued expenses	256,284	88,091
Total accrued expenses	$3,142,977	$1,576,433

Reclassifications	Reclassifications – Financial statements presented for prior periods include reclassifications that were made to conform to the current-period presentation.

Reclassifications — Financial statements presented for prior periods include reclassifications that were made to conform to the current-period presentation. There was no material impact to the consolidated financial statements for these changes.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies – The Company’s significant accounting policies are discussed in Note 1 to Nauticus Robotics Inc.’s financial statements in the Form 10-K filed with the SEC for the year ended December 31, 2022. There have been no significant changes to these policies which have had a material impact on the Company’s interim unaudited condensed consolidated financial statements and related notes during the three months ended March 31, 2023.

Major Customer and Concentration of Credit Risk

Major Customer and Concentration of Credit Risk – We have a limited number of customers. During the three months ended March 31, 2023, sales to two customers accounted for 99% of total revenue. The total balance due from these customers as of March 31, 2023 comprised 91% of accounts receivable. During the three months ended March 31, 2022, sales to two customers accounted for 99% of total revenue. The total balances due from these customers as of December 31, 2022, made up 82% of accounts receivable. No other customer represented more than 10% of our revenue. Loss of these customers could have a material adverse impact on the Company.

CleanTech Acquisition Corp [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Form 10-K as filed with the SEC on March 29, 2022. The interim results for the three and six months ended June 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.

Basis of Presentation

The accompanying consolidated financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these unaudited condensed consolidated financial statements is the determination of the fair value of the warrant liabilities. Accordingly, the actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the warrant liabilities. Accordingly, the actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2022 or December 31, 2021.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2021 and 2020.

Short-term Investments

Investments Held in Trust Account

At June 30, 2022 and December 31, 2021, the assets held in the Trust Account were held in money market funds, which are invested in U.S. Treasury securities. Trading securities are presented on the condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in gains (losses) on investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations. Interest and dividend income on these securities is included in net gain on investments held in Trust Account in the accompanying unaudited condensed consolidated statements of operations.

Investments Held in Trust Account

At December 31, 2021, the assets held in the Trust Account were held in money market funds, which are invested in U.S. Treasury securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in unrealized gains (losses) on investments held in Trust Account in the accompanying consolidated statements of operations. Interest and dividend income on these securities is included in net gain on investments held in Trust Account in the accompanying consolidated statements of operations.

Common Stock Warrants

Common Stock Subject to Possible Redemption

The Company accounts for its Common Stock subject to possible redemption in accordance with the guidance in ASC Topic 480, Distinguishing Liabilities from Equity. Common Stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Common Stock (including Common Stock that feature redemption rights that are either within the control of the holder or subject to redemption upon occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Common Stock are classified as stockholders’ equity. The Company’s Common Stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of June 30, 2022 and December 31, 2021, 17,250,000 shares of Common Stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed consolidated balance sheets. Effective with the closing of the Initial Public Offering, the Company recognized the accretion from the initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Common Stock to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Increases or decreases in the carrying amount of redeemable Common Stock are affected by charges against additional paid in capital and accumulated deficit.

As of June 30, 2022 and December 31, 2021, the common stock reflected in the unaudited condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption as of December 31, 2021	$174,225,000
Plus:
Accretion of carrying value to redemption value	145,884
Common stock subject to possible redemption as of June 30, 2022	$174,370,884

Common Stock Subject to Possible Redemption

The Company accounts for its Common Stock subject to possible redemption in accordance with the guidance in ASC Topic 480, Distinguishing Liabilities from Equity. Common Stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Common Stock (including Common Stock that feature redemption rights that are either within the control of the holder or subject to redemption upon occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Common Stock are classified as shareholders’ equity. The Company’s Common Stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2021, 17,250,000 Common Stock subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. Effective with the closing of the Initial Public Offering, the Company recognized the accretion from the initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Common Stock to equal the redemption value at the end of each reporting period. This method would view the end of the reporting period as if it were also the redemption date for the security. Increases or decreases in the carrying amount of redeemable Common Stock are affected by charges against additional paid in capital and accumulated deficit.

As of December 31, 2021, the Common Stock reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$174,225,000

Offering Costs associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $3,916,281 as a result of the Initial Public Offering (consisting of a $3,450,000 underwriting discount and $466,281 of other offering costs). The Company recorded $3,672,335 of offering costs as a reduction of equity in connection with the redeemable Common Stock included in the Units. The Company recorded $88,910 of offering costs as a reduction of permanent equity in connection with the Rights classified as equity instruments. The Company immediately expensed $155,037 of offering costs in connection with the Public Warrants and Private Placement Warrants that were classified as liabilities.

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $3,916,281 as a result of the Initial Public Offering (consisting of a $3,450,000 underwriting discount and $466,281 of other offering costs). The Company recorded $3,672,335 of offering costs as a reduction of equity in connection with the redeemable Common Stock included in the Units. The Company recorded $88,910 of offering costs as a reduction of permanent equity in connection with the Rights classified as equity instruments. The Company immediately expensed $155,037 of offering costs in connection with the Public Warrants and Private Placement Warrants that were classified as liabilities.

Earnout Shares

Derivative Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the condensed consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. For the initial valuation, the Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants, and the publicly-traded value for the subsequent valuation of the Public Warrants. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the condensed consolidated statements of operations. The fair value of the Private Placement Warrants was estimated using a Black-Scholes Option Pricing Model (see Note 10). The subsequent measurement of the Public Warrants as of June 30, 2022 and December 31, 2021 is classified as Level 1, as such, an observable market quote in an active market under the ticker CLAQW was used.

Derivative Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. For the initial valuation, the Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants, and the publicly-traded value for the subsequent valuation of the Public Warrants. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations. The fair value of the Private Placement Warrants was estimated using a Black-Scholes Option Pricing Model (see Note 10). The subsequent measurement of the Public Warrants as of December 31, 2021 is classified as Level 1, as such, an observable market quote in an active market under the ticker CLAQW was used.

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Income Taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company has no expectation of a change in the above for a period of time within one year after the date that the unaudited condensed consolidated financial statements are issued.

See Note 9 for additional information on income taxes for the periods presented.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company has no expectation of a change in the above for a period of time within one year after the date that the consolidated financial statements are issued.

Net Income (Loss) Per Share of Common Stock

Net Income (Loss) Per Share of Common Stock

The Company complies with accounting and disclosure requirements of ASC 260, Earnings Per Share. Net income (loss) per share of common stock is computed by dividing net earnings by the weighted-average number of shares of common stock outstanding during the period (for all periods during which these shares were subject to forfeiture, the calculation of weighted average shares outstanding excludes an aggregate of 562,500 shares of common stock held by the Sponsor that were subject to forfeiture). The Company has not considered the effect of the Warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 15,800,000 shares in the calculation of diluted income per share, since the exercise of the Warrants are contingent upon the occurrence of future events and the inclusion of such Warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts):

	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(795,831)	$—	$1,155,839	$—
Denominator:
Basic weighted average shares outstanding	21,562,500	3,750,000	21,562,500	3,750,000
Basic net income (loss) per share	$(0.04)	$0.00	$0.05	$0.00

Net Loss Per Share of Common Stock

Net loss per share of Common Stock is computed by dividing net earnings by the weighted-average number of shares of Common Stock outstanding during the period (for all periods during which these shares were subject to forfeiture, the calculation of weighted average shares outstanding excludes an aggregate of 562,500 shares of Common Stock held by the Sponsor that were subject to forfeiture to the extent that the underwriter’s over-allotment was not exercised in full). The Company has not considered the effect of the Warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 15,800,000 shares in the calculation of diluted income per share, since the exercise of the Warrants are contingent upon the occurrence of future events and the inclusion of such Warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net loss per share of Common Stock (in dollars, except per share amounts):

	For the year ended December 31, 2021	For the period from June 18, 2020 (inception) through December 31, 2020
Basic and diluted net loss per share:
Numerator:
Net loss	$(595,442)	$(1,000)
Denominator:
Basic weighted average shares outstanding	11,781,678	3,750,000
Basic net loss per share of Common Stock	$(0.05)	$(0.00)

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying amounts reflected in the condensed consolidated balance sheets for cash, prepaid expenses and accrued offering costs approximate fair value due to their short-term nature.

Level 1 —	Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 —	Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Fair Value of Financial Instruments

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The carrying amounts reflected in the balance sheet for cash, prepaid expenses and accrued offering costs approximate fair value due to their short-term nature.

Level 1 —	Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 —	Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 —	Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.

Recent Accounting Pronouncements

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Standards

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if converted method for all convertible instruments. ASU 2020-06 is effective for the Company on January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 effective January 1, 2021 using the modified retrospective method of transition. The adoption of ASU 2020-06 did not have a material impact on the consolidated financial statements for the fiscal year ended December 31, 2021.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.